Earnings per share	6 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Earnings per share

4	Earnings per share
Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders of the parent company by the weighted average number of ordinary shares outstanding, excluding own shares held. Diluted earnings per ordinary share is calculated by dividing the basic earnings, which require no adjustment for the effects of dilutive potential ordinary shares, by the weighted average number of ordinary shares outstanding, excluding own shares held, plus the weighted average number of ordinary shares that would be issued on conversion of dilutive potential ordinary shares.

Profit/(loss) attributable to ordinary shareholders of the parent company
	Half-year to
	30 Jun	30 Jun	31 Dec
	2020	2019	2019
	$m	$m	$m
Profit attributable to shareholders of the parent company	2,639	9,216	(1,833)
Dividend payable on preference shares classified as equity	(45)	(45)	(45)
Coupon payable on capital securities classified as equity	(617)	(664)	(660)
Profit/(loss) attributable to ordinary shareholders of the parent company	1,977	8,507	(2,538)

Basic and diluted earnings per share
		Half-year to
		30 Jun 2020			30 Jun 2019			31 Dec 2019
		Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share	Profit/(loss)	Number of shares	Amount per share
	Footnotes	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic	1	1,977	20,162	0.10	8,507	20,124	0.42	(2,538)	20,191	(0.13)
Effect of dilutive potential ordinary shares			58			65			—
Diluted	1	1,977	20,220	0.10	8,507	20,189	0.42	(2,538)	20,191	(0.13)

1	Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).